Share based compensation - Activities of options (Details) - 2021 Option Plan - $ / shares	1 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2021	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at January 1, 2023	12,853,364			12,853,364	13,281,043
Granted			13,575,733	63,464	2,354,744		13,575,733
Forfeited				(1,527,342)	(2,782,423)	(294,690)
Outstanding at June 30, 2023			13,281,043	11,389,486	12,853,364	13,281,043
Vested and expected to vest as of December 31, 2021			12,853,364	11,389,486		12,853,364
Exercisable as of December 31, 2021				8,311,048	6,843,970
Weighted Average Exercise Price
Outstanding at January 1, 2023	$ 9.70			$ 9.70	$ 9.70
Granted	9.70	$ 9.70		9.70	9.70		$ 9.70
Forfeited				9.70	9.70	$ 9.70
Outstanding at June 30, 2023			$ 9.70	9.70	9.70	9.70
Vested and expected to vest as of December 31, 2021			9.70	9.70		9.70
Exercisable as of December 31, 2021				9.70	9.70
Weighted Average Fair value at grant date
Outstanding at January 1, 2023	$ 3.14			3.14	2.92
Granted				3.80	3.39		$ 2.92
Forfeited				3.26	2.31	2.92
Outstanding at June 30, 2023			2.92	3.13	3.14	2.92
Vested and expected to vest as of December 31, 2021			$ 3.14	3.13		$ 3.14
Exercisable as of December 31, 2021				$ 2.94	$ 2.92
Weighted remaining contractual years
Vested and expected to vest as of December 31, 2021				8 years 2 months 23 days		8 years 9 months 4 days
Exercisable as of December 31, 2021				8 years 2 months 8 days	8 years 9 months 4 days